Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 12,164	$ 9,473
Trade receivables	299,723	257,594
Unbilled revenue	26,976	21,236
Prepayments and other current assets	908	880
Other non-current assets	299	35
Trade payables	(174,224)	(128,302)
Provisions and accrued expenses	(9,551)	(9,236)
Pension and other employee obligations	(1,084)	(1,172)
Lease liabilities	(5,588)	(2,722)
Other liabilities	(13,076)	(17,749)
Non-current liabilities	(16,329)	(28,243)
Net assets/ (liabilities)	120,218	101,794
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	9,359	4,762
Trade receivables	217,863	189,929
Unbilled revenue	9,452	7,774
Prepayments and other current assets	438	401
Other non-current assets	13	13
Trade payables	(84,564)	(46,179)
Provisions and accrued expenses	(7,636)	(6,919)
Pension and other employee obligations	(29)	(33)
Other liabilities	(4,233)	(15,188)
Non-current liabilities	(16,329)	(23,457)
Net assets/ (liabilities)	124,334	111,103
UK Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	731	631
Trade receivables	38,240	31,964
Unbilled revenue	10,274	5,260
Prepayments and other current assets	104	129
Trade payables	(58,476)	(50,094)
Provisions and accrued expenses	(584)	(955)
Pension and other employee obligations	(667)	(742)
Other liabilities	(9)	(14)
Net assets/ (liabilities)	(10,387)	(13,821)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	316
Trade receivables	2,670	2,759
Prepayments and other current assets	50	51
Trade payables	(4,133)	(6,099)
Provisions and accrued expenses	(315)	(458)
Net assets/ (liabilities)	(1,412)	(3,747)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	31	66
Trade receivables	12,076	8,381
Unbilled revenue	21
Prepayments and other current assets	46	18
Provisions and accrued expenses	(8)	(8)
Net assets/ (liabilities)	12,166	8,457
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,550	3,983
Trade receivables	23,740	20,018
Unbilled revenue	6,535	7,517
Prepayments and other current assets	270	258
Other non-current assets	237
Trade payables	(26,554)	(25,217)
Provisions and accrued expenses	(920)	(828)
Pension and other employee obligations	(1)	(1)
Lease liabilities	(5,482)	(2,721)
Other liabilities	(8,834)	(2,518)
Non-current liabilities	0	(4,786)
Net assets/ (liabilities)	(9,459)	(4,295)
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	177	31
Trade receivables	5,134	4,543
Unbilled revenue	694	685
Prepayments and other current assets	0	23
Other non-current assets	49	22
Trade payables	(497)	(713)
Provisions and accrued expenses	(88)	(68)
Pension and other employee obligations	(387)	(396)
Lease liabilities	(106)	(1)
Other liabilities	0	(29)
Net assets/ (liabilities)	$ 4,976	$ 4,097